DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.3%
9,490,678	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	9,319,855
2,325,665	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%)	0.37%		10/25/2024	2,301,168
4,458,766	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%)	0.70%		02/25/2037	4,287,345
15,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	15,139,319
4,758,499	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	4,821,679
16,074,626	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	16,203,948
5,000,000	Affirm Asset Securitization Trust, Series 2021-A-A	0.88	% (a)	08/15/2025	5,008,840
24,922,833	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (a)	08/15/2025	24,934,063
2,456,659	American Credit Acceptance Receivables Trust, Series 2019-2-C	3.17	% (a)	06/12/2025	2,483,183
8,377,270	Aqua Finance Trust, Series 2020-AA-A	1.90	% (a)	07/17/2046	8,478,231
2,695,297	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99	% (a)	07/15/2024	2,725,422
6,573,794	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	6,589,005
10,064,688	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	10,180,925
33,246	CLUB Credit Trust, Series 2018-2-PT	1.99	% (a)(b)	02/15/2041	30,045
1,883,823	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (a)	09/25/2042	1,921,549
1,895,058	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (a)	08/25/2050	1,923,598
134,751	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2-A	2.47	% (a)	10/15/2026	134,997
8,845,000	Consumer Loan Underlying Bond Credit Trust, Series 2020-P1-C	4.61	% (a)	03/15/2028	9,108,328
2,150,000	CPS Auto Receivables Trust, Series 2020-C-C	1.71	% (a)	08/17/2026	2,185,722
6,071,016	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (a)	11/21/2033	6,137,508
7,000,000	Drive Auto Receivables Trust, Series 2020-2-B	1.42%		03/17/2025	7,071,249
4,375,747	DT Auto Owner Trust, Series 2020-2A-A	1.14	% (a)	01/16/2024	4,389,362
27,750,000	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	27,752,095
4,250,000	ExteNet Issuer LLC, Series 2019-1A-B	4.14	% (a)	07/26/2049	4,412,851
4,387,089	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	4,532,532
3,024,721	Freed Trust, Series 2020-FP1-A	2.52	% (a)	03/18/2027	3,040,325
872,112	Genesis Private Label Amortizing Trust, Series 2020-1-A	2.08	% (a)	07/20/2030	872,577
7,200,000	Genesis Sales Finance Master Trust, Series 2020-AA-A	1.65	% (a)	09/22/2025	7,253,680
3,350,000	Genesis Sales Finance Master Trust, Series 2020-AA-B	2.24	% (a)	09/22/2025	3,376,999
4,606,468	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	4,669,341
80,796	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06	% (a)	04/17/2023	80,889
9,499,726	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (a)	08/15/2024	9,573,708
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (a)	12/26/2025	10,246,910
1,960,801	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (a)	02/25/2032	2,064,148
897,462	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (a)	02/25/2039	932,497
2,029,531	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (a)	10/25/2048	2,062,602
7,079,101	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	7,170,889
6,091,945	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	6,135,773
11,157,627	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	11,411,821

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
298,279	Marlette Funding Trust, Series 2019-1A-A	3.44	% (a)	04/16/2029	298,900
1,054,483	Marlette Funding Trust, Series 2019-2A-A	3.13	% (a)	07/16/2029	1,058,303
1,302,468	Marlette Funding Trust, Series 2019-3A-A	2.69	% (a)	09/17/2029	1,308,206
1,196,416	Marlette Funding Trust, Series 2019-4A-A	2.39	% (a)	12/17/2029	1,202,667
6,750,000	Marlette Funding Trust, Series 2019-4A-C	3.76	% (a)	12/17/2029	7,007,758
1,432,525	MVW Owner Trust, Series 2018-1A-C	3.90	% (a)	01/21/2036	1,482,927
6,558,914	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (a)	07/15/2069	6,602,506
3,728,480	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (a)	09/16/2069	3,745,841
5,421,581	NP SPE LLC, Series 2019-1A-A1	2.57	% (a)	09/20/2049	5,458,769
9,481,487	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	9,784,128
18,000,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	18,545,609
5,122,936	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (a)	11/16/2026	5,187,892
12,093,388	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (a)	05/17/2027	12,183,770
19,768,688	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (a)	11/15/2027	19,817,670
20,000,000	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (a)	01/16/2029	20,014,344
10,000,000	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (a)	09/15/2025	10,174,908
907,182	Prosper Marketplace Issuance Trust, Series 2019-4A-A	2.48	% (a)	02/17/2026	908,336
10,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	10,134,113
7,949,756	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.41%		06/15/2039	7,729,697
4,789,641	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.39%		12/15/2039	4,698,703
7,707,909	Small Business Lending Trust, Series 2020-A-A	2.62	% (a)	12/15/2026	7,734,192
42,537,640	Sofi Alternative Trust, Series 2021-1-PT1	4.61	% (a)(b)	05/25/2030	44,705,571
25,033,495	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	24,928,254
27,048,482	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	27,234,278
59,677	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26	% (a)	08/25/2025	59,797
182,157	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78	% (a)	09/25/2026	182,498
1,454,000	Sofi Consumer Loan Program Trust, Series 2018-2-C	4.25	% (a)	04/26/2027	1,498,766
227,140	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01	% (a)	04/25/2028	228,039
5,726,408	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	3.93	% (a)(b)	02/15/2045	5,867,637
9,039,830	SoFi Professional Loan Program Trust, Series 2020-C-AFX	1.95	% (a)	02/15/2046	9,177,725
1,282,648	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	1,296,769
1,370,230	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (a)	03/26/2040	1,389,465
1,117,227	SoFi Professional Loan Program, Series 2019-C-A1FX	2.13	% (a)	11/16/2048	1,118,175
7,012,407	Springleaf Funding Trust, Series 2017-AA-A	2.68	% (a)	07/15/2030	7,028,626
7,080,833	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (a)	02/25/2044	7,504,312
4,606,250	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	4,652,265
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68	% (a)	01/20/2023	5,117,656
3,250,000	Tesla Auto Lease Trust, Series 2020-A-A4	0.78	% (a)	12/20/2023	3,271,970
2,699,885	Theorem Funding Trust, Series 2020-1A-A	2.48	% (a)	10/15/2026	2,717,452
1,433,627	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00	% (a)	07/15/2025	1,454,591
9,891,016	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	14.18	% (a)	07/15/2027	9,952,083
5,000,000	Upstart Pass-Through Trust Series, Series 2021-ST5-A	2.00	% (a)	07/20/2027	4,998,742
5,149,061	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	5,239,952
1,153,107	Upstart Securitization Trust, Series 2019-2-A	2.90	% (a)	09/20/2029	1,155,447

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,221,976	Upstart Securitization Trust, Series 2020-3-A	1.70	% (a)	11/20/2030	16,321,374
7,134,289	Upstart Securitization Trust, Series 2021-1-A	0.87	% (a)	03/20/2031	7,150,522

Total Asset Backed Obligations (Cost $596,876,566)					600,296,183

Bank Loans - 5.0%
8,894,998	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/19/2026	8,787,991
947,595	Api Group DE, Inc., Senior Secured First Lien Term Loan	2.60	% (c)	10/01/2026	947,595
11,348,752	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		09/07/2027	11,324,296
11,363,582	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/08/2027	11,381,309
11,412,384	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.90%		05/31/2024	11,351,271
9,627,424	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.83%		07/01/2026	9,565,231
11,290,000	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%		05/03/2028	11,268,831
1,441,332	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		04/06/2026	1,424,620
6,119,663	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		12/16/2027	6,087,045
1,695,000	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		02/22/2028	1,700,831
11,361,485	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%		02/01/2027	11,288,090
11,397,232	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		07/17/2025	11,267,589
8,363,631	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.25% Floor)	2.00%		09/19/2025	8,371,451
11,488,076	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		07/30/2027	11,328,966
1,470,000	Element Solutions, Inc., Senior Secured First Lien Term Loan	2.10	% (c)	01/31/2026	1,470,007
5,660,813	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/22/2027	5,656,567
5,977,783	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		04/28/2028	5,977,185
406,250	Focus Financial Partners LLC, Senior Secured First Lien Term Loan	3.00	% (c)	06/24/2028	405,425
93,750	Focus Financial Partners LLC, Senior Secured First Lien Term Loan	3.00	% (c)	06/24/2028	93,560
11,615,028	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	11,495,683
1,226,272	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		12/11/2026	1,229,338
11,401,470	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/15/2024	11,325,251
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.59%		01/02/2026	3,236,002
8,855,225	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.00%)	2.09%		11/15/2027	8,776,104
1,515,000	HCA, Inc., Senior Secured First Lien Term Loan	1.85	% (c)	06/30/2028	1,520,492
1,345,000	Herman Miller, Inc., Senior Secured First Lien Term Loan	2.09	% (c)	06/29/2028	1,346,681

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,395,000	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		03/15/2028	11,338,025
1,311,423	ICON Luxembourg SARL, Senior Secured First Lien Term Loan	3.00	% (c)	07/01/2028	1,315,010
5,263,577	ICON US Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (c)	07/01/2028	5,277,973
11,411,687	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.90%		06/11/2025	11,357,653
11,471,136	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	11,270,391
11,370,023	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.09%		05/01/2026	11,349,272
8,934,539	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.38%		09/21/2026	8,839,610
6,944,194	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.83%		03/15/2028	6,959,054
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	1.58%		01/29/2027	1,919,520
11,435,195	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		03/01/2027	11,272,586
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		08/29/2025	3,924,805
11,420,983	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		09/18/2026	11,409,048
4,294,490	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		05/30/2025	4,305,226
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,303,350	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	4,303,350
825,300	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	825,300
766,350	(2 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		02/11/2028	766,350
8,481,927	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/04/2027	8,427,346
8,593,095	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/11/2027	8,559,066
5,552,625	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	1.98%		10/31/2025	5,548,738
8,941,365	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.88%		11/05/2026	8,938,191
6,166,892	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		08/01/2024	6,163,038
11,452,649	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/13/2026	11,389,029
1,935,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan	2.10	% (c)	06/03/2028	1,933,791
4,464,301	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.84%		10/31/2025	4,466,176
6,047,900	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	5,966,435
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.57%		01/31/2028	3,770,158
11,410,410	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.83%		12/31/2025	11,344,058
2,081,250	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.90%		04/03/2025	2,073,445

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,567,857	W.R. Grace & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.95%		04/03/2025	3,554,478
9,290,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	2.23%		01/20/2028	9,231,938

Total Bank Loans (Cost $368,041,746)					366,426,471

Collateralized Loan Obligations - 16.5%
20,000,000	AIG Ltd., Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.26	% (a)	04/20/2032	20,006,468
11,558,053	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.03	% (a)	01/15/2028	11,571,398
4,500,000	AIMCO, Series 2019-10A-B (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.98	% (a)	07/22/2032	4,533,372
20,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	07/20/2032	20,030,184
15,000,000	Anchorage Capital Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.25%)	1.44	% (a)	10/13/2030	15,007,881
15,000,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	1.18	% (a)	04/13/2031	15,000,750
4,000,000	Apidos Ltd., Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.25	% (a)	04/20/2034	4,002,396
9,666,243	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	0.99	% (a)	11/17/2027	9,668,757
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	1.38	% (a)	10/20/2030	5,992,649
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	1.32	% (a)	04/19/2034	20,024,966
23,829,642	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.23	% (a)	07/17/2028	23,858,737
30,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/24/2034	30,090,367
22,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00	% (a)(h)	07/15/2034	22,001,110
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	0.00	% (a)(h)	04/19/2034	22,001,927
9,918,327	Carlyle Global Market Strategies Ltd., Series 2014-3RA-A1A (3 Month LIBOR USD + 1.05%)	1.23	% (a)	07/27/2031	9,925,795
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.30	% (a)	04/20/2034	25,001,712
11,000,000	Carlyle US Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.33	% (a)	04/15/2034	11,033,230
42,000,000	CarVal Ltd., Series 2019-1A-ANR (3 Month LIBOR USD + 1.11%, 1.11% Floor)	1.30	% (a)	04/20/2032	42,021,067
3,000,000	Catamaran Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.43	% (a)	10/25/2031	3,000,903
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	10/21/2030	35,047,014
10,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.28	% (a)	07/17/2034	10,000,659
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.31	% (a)	04/20/2032	20,000,952
26,500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	1.51	% (a)	07/13/2029	26,520,925
7,500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.24	% (a)	07/14/2032	7,508,873

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,000,000	Crown Point Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	0.00	% (a)(h)	07/20/2034	18,000,000
10,000,000	Dryden Ltd., Series 2019-75A-AR2 (3 Month LIBOR USD + 1.04%, 1.04% Floor)	1.24	% (a)	04/15/2034	9,995,043
5,000,000	Dryden Ltd., Series 2019-76A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	1.52	% (a)	10/20/2032	5,009,160
5,000,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.42	% (a)	04/15/2033	5,019,080
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	04/16/2034	27,510,395
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	1.34	% (a)	01/27/2031	5,590,370
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.37	% (a)	10/20/2031	14,110,575
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	07/15/2034	17,503,314
7,640,119	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.09	% (a)	10/18/2027	7,647,761
13,250,000	Halsey Point Ltd., Series 2020-2A-A1 (3 Month LIBOR USD + 1.86%, 1.86% Floor)	2.05	% (a)	07/20/2031	13,319,301
8,740,726	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.32	% (a)	07/18/2031	8,717,045
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/25/2030	10,497,315
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	1.36	% (a)	10/20/2031	9,989,179
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.31	% (a)	04/20/2031	21,972,500
22,747,214	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.42	% (a)	07/15/2027	22,762,011
13,000,000	LCM Ltd., Series 24A-AR (3 Month LIBOR USD + 0.98%, 0.98% Floor)	1.17	% (a)	03/20/2030	13,008,246
20,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.30	% (a)	04/25/2032	20,028,389
8,333,765	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	1.02	% (a)	11/21/2027	8,337,207
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.93	% (a)	04/15/2029	3,007,840
24,008,401	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	1.37	% (a)	04/18/2031	24,039,276
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.47	% (a)	01/20/2032	20,000,000
4,000,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	2.32	% (a)	07/23/2032	4,005,206
15,500,000	Midocean Credit Partners, Series 2018-8A-A1R (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.21	% (a)	02/20/2031	15,500,033
35,000,000	MP Ltd.	0.01	% (a)(c)	07/25/2034	35,000,000
35,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.46	% (a)	07/25/2029	35,041,688
15,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.30	% (a)	04/28/2034	15,002,718
28,258,823	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.47	% (a)	10/13/2031	28,272,944
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.26	% (a)	04/26/2031	16,506,792

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.23	% (a)	02/20/2034	8,502,125
6,333,621	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	1.04	% (a)	01/20/2027	6,336,235
11,000,000	Palmer Square Loan Funding Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	07/15/2034	11,010,300
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.37	% (a)	10/25/2031	12,517,182
10,000,000	Riserva Ltd., Series 2016-3A-ARR (3 Month LIBOR USD + 1.06%, 1.06% Floor)	1.25	% (a)	01/18/2034	9,995,500
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.22	% (a)	04/20/2031	21,789,300
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.22	% (a)	04/15/2036	18,866,558
20,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.30	% (a)	07/15/2031	20,006,119
25,000,000	Sound Point Ltd.	0.01	% (a)(c)	07/20/2034	25,000,000
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	1.44	% (a)	10/20/2031	16,012,000
8,500,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.32	% (a)	07/15/2034	8,500,078
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.26	% (a)	04/21/2031	2,362,044
900,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38	% (a)	04/15/2032	899,568
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	1.54	% (a)	07/15/2032	18,024,161
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	0.00	% (a)(h)	07/15/2032	18,000,000
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	1.27	% (a)	01/17/2032	12,927,734
44,000,000	Tralee Ltd., Series 2019-6A-A1 (3 Month LIBOR USD + 1.45%)	1.63	% (a)	10/25/2032	44,066,000
10,000,000	Trimaran CAVU LLC, Series 2019-1A-A1 (3 Month LIBOR USD + 1.46%, 1.46% Floor)	1.65	% (a)	07/20/2032	10,030,000
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.34	% (a)	04/23/2032	5,761,408
21,715,001	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	1.44	% (a)	10/20/2031	21,704,212
17,837,336	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	1.10	% (a)	04/20/2028	17,836,595
2,975,982	Wellfleet Ltd., Series 2016-2A-A1R (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.33	% (a)	10/20/2028	2,977,470
19,000,000	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	1.25	% (a)	10/20/2029	18,985,789
5,500,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.29	% (a)	07/17/2031	5,502,214
10,668,331	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	1.42	% (a)	10/18/2030	10,672,755

Total Collateralized Loan Obligations (Cost $1,195,989,182)					1,197,530,827

Foreign Corporate Bonds - 11.9%
2,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	3,001,334
3,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,215,715
10,100,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	10,505,319
5,570,000	ANZ New Zealand International Ltd.	1.90	% (a)	02/13/2023	5,710,325

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
600,000	AstraZeneca PLC	2.38%		06/12/2022	611,477
9,950,000	AstraZeneca PLC	3.50%		08/17/2023	10,573,322
5,165,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	5,285,066
2,370,000	Axiata SPV2 BHD	4.36%		03/24/2026	2,665,136
2,910,000	Baidu, Inc.	3.50%		11/28/2022	3,020,454
8,000,000	Baidu, Inc.	3.88%		09/29/2023	8,508,940
300,000	Baidu, Inc.	3.08%		04/07/2025	317,228
1,500,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75	% (a)	02/15/2029	1,638,510
3,350,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	3,314,875
9,350,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	9,281,979
1,800,000	Banco de Credito del Peru (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,786,905
6,000,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	5,975,400
3,600,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,796,650
5,800,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	5,777,786
2,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	2,566,212
13,859,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (d)	07/06/2022	14,416,132
22,450,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	22,480,644
11,815,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	12,021,881
4,000,000	Bangkok Bank PCL	3.88%		09/27/2022	4,156,028
2,400,000	Banistmo S.A.	3.65	% (a)	09/19/2022	2,455,836
14,000,000	Banistmo S.A.	3.65%		09/19/2022	14,325,710
3,995,000	Bank of Nova Scotia	0.55%		09/15/2023	4,005,719
6,060,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	6,084,335
5,860,000	BAT International Finance PLC	1.67%		03/25/2026	5,861,228
2,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	2,081,540
4,071,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	4,335,778
8,500,000	BDO Unibank, Inc.	2.63%		10/24/2021	8,553,125
1,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,035,300
4,790,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	5,229,639
3,865,000	BOC Aviation USA Corporation	1.63	% (a)	04/29/2024	3,898,016
5,875,000	BPCE S.A.	2.38	% (a)	01/14/2025	6,121,526
4,200,000	C&W Senior Financing DAC	7.50%		10/15/2026	4,424,343
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,832,014
2,850,000	Canacol Energy Ltd.	7.25%		05/03/2025	3,033,298
3,435,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,435,160
3,800,000	Central American Bottling Corporation	5.75%		01/31/2027	3,980,120
14,400,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	11,772,504
495,000	CIMB Bank BHD	3.26%		03/15/2022	503,618
11,600,000	CK Hutchison International 21 Ltd.	1.50	% (a)	04/15/2026	11,673,953
2,836,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,977,800
2,200,000	Credicorp Ltd.	2.75	% (a)	06/17/2025	2,238,335
5,505,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.36	% (a)	06/12/2024	5,591,790
1,500,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.80%		07/25/2022	1,507,530
1,800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	1,796,841

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,900,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60	% (d)	09/07/2021	16,992,781
2,250,000	Deutsche Bank AG	0.90%		05/28/2024	2,240,742
1,156,162	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	973,489
190,061	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(d)	07/16/2021	147,791
6,800,000	Ecopetrol S.A.	5.88%		09/18/2023	7,359,130
2,990,650	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,002,463
4,386,770	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	4,551,875
5,074,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	3,627,142
585,900	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	606,928
3,009,224	ENA Norte Trust	4.95%		04/25/2023	3,078,256
10,200,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	10,924,379
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	204,255
3,200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.06%		11/20/2023	3,230,656
5,000,000	Export-Import Bank of India	3.13%		07/20/2021	5,005,415
12,352,535	Fenix Power Peru S.A.	4.32%		09/20/2027	12,575,622
17,600,000	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	17,807,450
1,235,000	Geopark Ltd.	6.50%		09/21/2024	1,278,114
1,575,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	1,676,159
1,430,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,542,525
2,305,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	2,519,181
8,400,000	Global Bank Corporation	4.50%		10/20/2021	8,472,967
1,900,000	Global Bank Corporation	4.50	% (a)	10/20/2021	1,916,504
5,750,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,921,350
3,615,000	GrupoSura Finance S.A.	5.50%		04/29/2026	3,913,274
16,005,000	HPHT Finance Ltd.	2.88%		11/05/2024	16,788,880
5,235,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	5,255,283
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,266,004
1,177,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,217,818
2,280,939	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,158,339
5,900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	5,876,076
200,000	Kallpa Generacion S.A.	4.88%		05/24/2026	211,054
2,700,000	Korea Development Bank	1.25%		06/03/2025	2,726,952
11,000,000	Korea Development Bank	0.80%		04/27/2026	10,844,463
5,600,000	Korea Development Bank	1.00%		09/09/2026	5,555,584
8,500,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	8,687,578
5,300,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,416,960
1,900,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	1,897,344
14,700,000	Korea Electric Power Corporation	1.13%		06/15/2025	14,679,447
4,200,000	Korea Hydro & Nuclear Power Co Ltd.	1.25	% (a)	04/27/2026	4,182,884
13,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	12,673,361
15,575,000	KT Corporation	1.00%		09/01/2025	15,440,576
11,800,000	LG Chem Ltd.	3.25%		10/15/2024	12,689,870
3,995,000	Lloyds Banking Group PLC (1 Year CMT Rate + .55%)	0.70%		05/11/2024	4,007,032
5,235,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	5,356,752
2,000,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	0.96%		08/16/2024	2,017,300
11,428,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	11,559,136

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,090,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	14,711,720
4,050,000	Millicom International Cellular S.A.	5.13%		01/15/2028	4,225,122
4,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,776,525
11,445,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	1.04%		07/26/2023	11,603,213
10,815,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	0.92%		03/05/2023	10,918,069
7,400,000	Multibank, Inc.	4.38%		11/09/2022	7,598,357
6,380,000	Natwest Group PLC (3 Month LIBOR USD + 1.55%)	1.70%		06/25/2024	6,527,161
7,800,000	NongHyup Bank	1.25	% (a)	07/20/2025	7,809,614
2,300,000	NongHyup Bank	1.25%		07/20/2025	2,302,835
16,195,000	ONGC Videsh Ltd.	2.88%		01/27/2022	16,379,645
4,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,168,851
3,300,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	3,429,954
3,000,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	3,268,431
11,300,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	11,331,188
5,600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,615,456
7,407,190	Panama Metro Line SP	0.00%		12/05/2022	7,249,677
2,049,991	Panama Metro Line SP	0.00	% (a)	12/05/2022	2,006,398
200,000	Pertamina Persero PT	1.40%		02/09/2026	196,622
1,000,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,018,200
8,600,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	9,132,082
3,800,000	Petronas Capital Ltd.	3.13%		03/18/2022	3,869,084
12,600,000	Petronas Capital Ltd.	3.50%		03/18/2025	13,663,103
8,000,000	POSCO	2.38%		11/12/2022	8,174,184
6,550,000	POSCO	2.38%		01/17/2023	6,710,258
2,300,000	POSCO	2.75%		07/15/2024	2,419,597
2,700,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	2,831,671
19,310,000	Reliance Industries Ltd.	5.40%		02/14/2022	19,847,496
8,035,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.55%		01/20/2026	8,045,443
2,700,000	SA Global Sukuk Ltd.	1.60	% (a)	06/17/2026	2,700,972
600,000	SACI Falabella	3.75%		04/30/2023	625,170
8,000,000	Saudi Arabian Oil Company	2.75%		04/16/2022	8,149,840
200,000	Saudi Arabian Oil Company	1.25	% (a)	11/24/2023	202,207
2,865,000	Scotiabank Peru S.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	2,945,535
2,640,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	2,834,225
5,335,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,623,864
3,500,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	3,655,074
3,500,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	3,464,507
5,440,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	5,475,691
13,200,000	Telefonica Chile S.A.	3.88%		10/12/2022	13,630,188
2,900,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,988,375
12,000,000	Tencent Holdings Ltd.	1.81	% (a)	01/26/2026	12,203,981
15,350,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	16,442,153
5,990,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.36%)	0.40%		03/04/2024	5,997,662

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,800,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	8,378,370
8,230,000	UBS Group Funding Switzerland AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	8,292,695
6,015,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	6,407,960
2,600,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	2,586,636
3,600,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	3,651,210
7,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	7,052,570
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,705,149
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	839,300
5,855,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	5,872,881
5,281,000	VTR Comunicaciones SpA	5.13%		01/15/2028	5,529,075

Total Foreign Corporate Bonds (Cost $859,665,520)					869,544,763

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.5%
5,200,000	Abu Dhabi Government International Bond	0.75	% (a)	09/02/2023	5,238,480
5,800,000	Abu Dhabi Government International Bond	2.50	% (a)	04/16/2025	6,169,628
20,800,000	Brazilian Government International Bond	2.88%		06/06/2025	21,401,536
6,700,000	Colombia Government International Bond	4.50%		01/28/2026	7,328,493
800,000	Indonesia Government International Bond	2.95%		01/11/2023	830,505
590,000	Indonesia Government International Bond	3.38%		04/15/2023	620,517
2,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	2,151,707
4,600,000	Panama Government International Bond	4.00%		09/22/2024	5,013,540
5,900,000	Panama Government International Bond	3.75%		03/16/2025	6,415,601
5,000,000	Perusahaan Penerbit	3.40%		03/29/2022	5,108,950
1,200,000	Perusahaan Penerbit	3.75%		03/01/2023	1,265,622
13,100,000	Perusahaan Penerbit	2.30%		06/23/2025	13,621,118
14,250,000	Peruvian Government International Bond	2.39%		01/23/2026	14,735,355
1,000,000	Qatar Government International Bond	4.50%		01/20/2022	1,023,775
7,500,000	Saudi Government International Bond	2.38%		10/26/2021	7,548,900
9,000,000	Saudi Government International Bond	2.88%		03/04/2023	9,350,640
3,711,000	Wakala Global Sukuk BHD	0.00%		07/06/2021	3,712,576

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $110,756,992)					111,536,943

Non-Agency Commercial Mortgage Backed Obligations - 15.3%
7,300,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	0.91	% (a)	12/18/2037	7,291,123
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.18	% (a)	12/18/2037	4,987,635
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (a)	06/15/2054	14,715,517
10,812,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	1.22	% (a)	06/15/2028	10,831,591
1,016,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.77	% (a)	05/15/2037	1,018,540
16,415,000	Arbor Realty Ltd., Series 2020-FL1-AS (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.52	% (a)	02/15/2035	16,438,966
5,000,000	Arbor Realty Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.04	% (a)	12/15/2035	5,017,500
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	12/15/2035	5,017,500

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.20	% (a)	05/15/2036	3,012,348
6,452,658	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.97	% (a)	04/15/2035	6,457,100
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	12/15/2036	11,525,775
7,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.02	% (a)	06/15/2035	7,580,459
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	221,564
1,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	03/15/2036	1,530,698
86,836,260	BANK, Series 2017-BNK5-XA	1.20	% (b)(e)	06/15/2060	3,658,750
100,411,630	BANK, Series 2017-BNK6-XA	0.95	% (b)(e)	07/15/2060	3,696,905
23,646,958	BANK, Series 2019-BN20-XA	0.96	% (b)(e)	09/15/2062	1,378,663
194,587,811	BANK, Series 2020-BN26-XA	1.35	% (b)(e)	03/15/2063	16,804,292
91,211,856	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.62	% (b)(e)	02/15/2050	5,875,439
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	08/15/2036	2,265,120
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	5,150,642
13,011,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.10	% (a)	08/15/2036	13,033,759
13,430,131	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	10/15/2037	13,474,507
168,500	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.46	% (a)	07/15/2037	168,272
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.79	% (a)	03/15/2037	17,899,695
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.04	% (a)	03/15/2037	10,563,615
239,724,652	BBCMS Mortgage Trust, Series 2020-C6-XA	1.17	% (b)(e)	02/15/2053	17,761,535
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.79	% (b)(e)	02/15/2053	3,319,865
3,316,000	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.18	% (a)	08/15/2036	3,325,583
127,485,896	Benchmark Mortgage Trust, Series 2018-B1-XA	0.65	% (b)(e)	01/15/2051	3,469,261
175,481,048	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05	% (b)(e)	02/15/2053	12,010,572
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.24	% (b)(e)	09/15/2043	453,215
7,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.32	% (a)	07/15/2035	7,809,075
5,632,325	BHP Trust, Series 2019-BXHP-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.05	% (a)	08/15/2036	5,640,169
4,057,900	BHP Trust, Series 2019-BXHP-C (1 Month LIBOR USD + 1.52%, 1.52% Floor)	1.60	% (a)	08/15/2036	4,064,458
1,437,740	Bsprt Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.12	% (a)	09/15/2035	1,439,897
18,407,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.22	% (a)	05/15/2029	18,460,196
20,000,000	Bsprt Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.17	% (a)	03/15/2036	20,017,580
3,316,298	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	3,330,148

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,108,317	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	07/15/2034	3,120,844
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	9,976,528
13,330,238	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.16	% (a)	09/15/2037	13,203,280
3,224,871	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	1.40	% (a)	09/15/2037	3,142,778
1,781,010	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.05	% (a)	09/15/2037	1,693,139
6,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.87	% (a)	05/15/2035	6,463,672
1,895,514	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.52	% (a)	08/15/2036	1,893,236
6,424,000	BX Trust, Series 2021-VIEW-A (1 Month LIBOR USD + 1.28%, 1.28% Floor)	1.43	% (a)	06/15/2023	6,435,973
1,503,000	BXMT Ltd., Series 2020-FL2-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.02	% (a)	02/15/2038	1,503,848
20,000,000	BXMT Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.12	% (a)	05/15/2038	20,030,000
25,626,583	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.44	% (b)(e)	05/10/2050	1,333,869
6,444,000	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 2.05% Floor)	2.05	% (a)	08/21/2032	6,452,813
111,349,025	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.76	% (b)(e)	06/15/2050	7,257,050
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.11	% (b)(e)	06/15/2050	2,109,355
116,365,000	CFK Trust, Series 2020-MF2-X	0.89	% (a)(b)(e)	03/15/2039	4,865,418
1,352,108	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.93	% (a)	11/15/2031	1,326,601
12,621,000	CHCP Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.17	% (a)	02/15/2038	12,673,062
7,490,000	CHCP Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.42	% (a)	02/15/2038	7,523,233
183,000	CHT Mortgage Trust, Series 2017-CSMO-A (1 Month LIBOR USD + 0.93%, 0.93% Floor)	1.00	% (a)	11/15/2036	183,383
31,818,545	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.38	% (b)(e)	02/10/2049	1,463,185
55,911,387	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86	% (b)(e)	04/15/2049	3,285,890
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	0.90	% (a)	12/15/2036	9,005,188
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.87	% (a)	12/15/2036	177,860
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35	% (a)	05/10/2036	251,442
1,737,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.37	% (a)	08/20/2035	1,742,102
16,415,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.67	% (a)	08/20/2035	16,452,196
7,349,469	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.78	% (b)(e)	08/15/2045	71,917
103,625,728	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.28	% (b)(e)	10/10/2046	2,282,305
19,496,467	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.46	% (b)(e)	01/10/2046	271,816

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,359,033	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	10/15/2031	2,294,043
6,657,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.07	% (a)	10/15/2031	6,376,244
151,738,487	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.97	% (b)(e)	08/10/2048	4,413,951
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	09/15/2033	21,259,763
10,603,000	Credit Suisse Commercial Mortgage Securities Corporation, Series 2019-SKLZ-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.32	% (a)	01/15/2034	10,658,630
124,772,013	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.37	% (b)(e)	06/15/2050	5,382,453
19,724,258	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.00	% (b)(e)	09/15/2050	479,138
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.22	% (a)	07/15/2032	10,680,660
583,000	CSMC Trust, Series 2017-MOON-D	3.30	% (a)(b)	07/10/2034	589,044
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	0.95	% (a)	06/15/2034	12,922,317
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	745,570
2,280,284	Exantas Capital Corporation, Series 2020-RSO8-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	03/15/2035	2,283,134
15,000,000	Exantas Capital Corporation, Series 2020-RSO8-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.57	% (a)	03/15/2035	15,018,750
9,240,000	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	1.16	% (a)	07/15/2038	9,269,753
19,135,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	12/16/2036	19,101,246
20,500,000	FS Rialto, Series 2021-FL2-A (1 Month LIBOR USD + 1.22%, 1.22% Floor)	1.29	% (a)	04/16/2028	20,537,125
13,997,814	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.39	% (a)	02/22/2036	14,046,806
7,359,000	GPMT Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.33	% (a)	07/16/2035	7,374,822
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.81	% (a)	12/15/2036	20,290,219
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.97	% (a)	07/15/2031	5,989,315
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	07/15/2031	5,923,885
109,753,278	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.18	% (b)(e)	05/10/2050	5,851,024
131,885,761	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.26	% (b)(e)	08/10/2050	6,801,428
152,753,207	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.11	% (b)(e)	11/10/2050	7,044,336
11,050,000	HGI CRE Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.12	% (a)	06/16/2036	11,092,167
2,809,408	IMT Trust, Series 2017-APTS-DFL (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.62	% (a)	06/15/2034	2,799,551
417,144	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	06/15/2032	416,492
4,862,881	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	06/15/2032	4,872,678
5,858,360	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.87	% (a)	04/15/2038	5,875,193

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.71	% (a)(b)	07/15/2046	4,559,031
11,502,307	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.01	% (b)(e)	07/15/2047	195,887
64,483,437	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81	% (b)(e)	12/15/2049	1,508,945
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.47	% (a)(b)(e)	01/10/2037	618,649
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	2.63	% (a)(b)(e)	12/15/2036	1,377,160
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (b)	11/15/2047	2,712,898
64,902,410	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36	% (b)(e)	11/15/2048	1,948,610
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/15/2049	328,825
26,012,949	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.65	% (b)(e)	06/13/2052	2,370,810
15,902,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	1.03	% (a)	07/15/2036	15,918,703
1,974,982	KREF Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.18	% (a)	06/15/2036	1,982,506
5,750,000	Life Mortgage Trust, Series 2021-BMR-A (1 Month LIBOR USD + 0.70%, 0.70% Floor)	0.77	% (a)	03/15/2038	5,765,385
3,603,581	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.20	% (a)	05/15/2028	3,603,581
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	05/15/2036	18,277,660
12,821,400	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	1.44	% (a)	04/15/2034	12,850,274
9,200,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.37	% (a)	07/15/2036	9,222,374
64,114,629	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.14	% (a)(b)(e)	03/10/2050	1,793,632
13,700,000	Lument Finance Trust, Series 2021-FL1-A (1 Month LIBOR USD + 1.17%, 1.17% Floor)	1.27	% (a)	06/15/2039	13,756,211
3,470,401	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.23	% (a)	06/15/2028	3,475,614
5,920,849	MF1 Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.26	% (a)	12/25/2034	5,935,651
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.97	% (a)	07/15/2036	10,369,509
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2036	10,369,509
20,750,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.20	% (a)	07/16/2036	20,793,762
20,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.87	% (a)	04/15/2038	20,051,604
2,359,205	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.54	% (a)(b)(e)	08/15/2045	20,987
14,500,339	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.76	% (a)(b)(e)	12/15/2046	278,267
14,862,000	Morgan Stanley Capital Trust	2.13%		06/15/2054	15,307,502
1,342,929	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.71	% (a)(b)(e)	11/12/2041	18
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	3,193,035

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	4,724,756
2,324,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	2,178,678
63,061,507	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.51	% (b)(e)	06/15/2050	3,629,202
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.97	% (a)	07/15/2035	12,931,123
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.82	% (a)	05/15/2036	7,469,940
5,340,169	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	08/15/2034	5,358,939
5,185,000	Natixis Commercial Mortgage Securities Trust 2018-850T, Series 2018-850T-C (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.23	% (a)	07/15/2033	5,132,282
11,884,252	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.02	% (a)	06/15/2035	11,745,163
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	02/15/2036	19,626,675
4,630,196	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	1.04	% (a)	04/14/2036	4,643,545
3,192,727	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.12	% (a)	04/14/2037	3,195,540
10,000,000	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.92	% (a)	04/14/2038	10,010,150
10,000,000	PFP Ltd., Series 2021-7-AS (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.22	% (a)	04/14/2038	10,010,120
14,382,000	Shelter Growth Issuer Ltd., Series 2019-FL2-B (1 Month LIBOR USD + 1.80%, 2.30% Floor)	1.87	% (a)	05/15/2036	14,323,753
14,033,644	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.22	% (a)	06/15/2031	14,063,244
12,887,000	STWD Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.52	% (a)	07/15/2038	12,906,330
8,900,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.28	% (a)	04/18/2038	8,926,264
1,063,635	Tharaldson Hotel Portfolio Trust, Series 2018-THL-B (1 Month LIBOR USD + 1.25%, 1.10% Floor)	1.33	% (a)	11/11/2034	1,065,368
17,000,000	TPG Real Estate Finance Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.28	% (a)	03/15/2038	17,075,429
10,000,000	TRTX Issuer Ltd., Series 2019-FL3-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	10/15/2034	10,035,000
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.57	% (a)	10/15/2034	16,976,951
5,421,000	TTAN, Series 2021-MHC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.92	% (a)	03/15/2038	5,434,764
22,186,515	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.24	% (a)(b)(e)	05/10/2045	146,715
63,232,626	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.68	% (b)(e)	06/15/2050	4,314,090
103,511,691	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.23	% (b)(e)	08/15/2050	5,066,204
116,611,733	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.03	% (b)(e)	02/15/2051	5,466,746
552,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	02/15/2032	537,106
26,847,902	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.93	% (b)(e)	09/15/2058	736,043
178,324,941	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.51	% (b)(e)	06/15/2052	14,822,066
15,506,996	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	2.01	% (b)(e)	07/15/2053	2,136,841

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.22	% (a)	02/15/2040	5,114,487
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.52	% (a)	02/15/2040	5,114,253
11,481,110	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.94	% (a)(b)(e)	08/15/2045	115,623

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,169,974,783)					1,110,919,238

Non-Agency Residential Collateralized Mortgage Obligations - 16.6%
7,718,916	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38	% (a)(b)	06/25/2058	7,781,979
2,722,321	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95	% (a)(b)	10/25/2058	2,727,026
13,156,145	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (a)(b)	10/25/2048	13,364,245
7,110,229	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	7,217,736
502,001	Banc of America Mortgage Securities Trust, Series 2005-E-2A1	2.47	% (b)	06/25/2035	473,857
4,288,835	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(f)	06/28/2034	4,319,362
8,550,516	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43	% (a)(f)	06/28/2034	8,723,331
586,237	BCAP LLC Trust, Series 2011-RR1-8A3	6.00	% (a)(b)	08/28/2021	588,500
1,893,109	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.57	% (b)	02/25/2034	1,924,686
164,087	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	159,871
9,336,845	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (a)(b)	05/26/2059	9,548,277
17,512,966	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(f)	10/25/2059	17,533,910
30,205,457	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(f)	04/01/2069	30,218,385
3,521,339	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	0.24%		08/25/2036	3,417,484
5,565,910	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.67%		04/25/2035	5,285,216
613,226	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	2.52%		03/25/2036	612,873
31,831,719	Citigroup Mortgage Loan Trust, Series 2018-A-A1	4.00	% (a)(b)	01/25/2068	31,892,798
8,348,391	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26	% (a)(b)	04/25/2066	8,428,039
5,664,805	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(f)	09/25/2059	5,689,657
30,166,064	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(f)	11/25/2070	30,283,814
9,052,133	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	9,144,737
14,376,569	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (a)(b)	03/25/2065	14,467,554
15,080,277	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	15,079,131
1,051,576	Countrywide Home Loans, Series 2004-HYB9-1A1	2.66	% (b)	02/20/2035	1,065,986
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	16,007
1,686,183	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.12	% (a)(b)	11/27/2037	1,698,916
4,252,973	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A1	3.39	% (a)(f)	02/25/2024	4,265,539
6,897,809	CSMC Mortgage-Backed Trust, Series 2021-RPL4-A1	1.80	% (a)(b)	12/27/2060	6,914,357
42,623,912	CSMC Trust, Series 2019-RP10-A1	3.02	% (a)(b)	12/26/2059	42,907,318
5,666,370	CSMC Trust, Series 2020-BPL2-A1	3.45	% (a)	03/25/2026	5,665,082
16,487,593	CSMC Trust, Series 2020-RPL3-A1	2.69	% (a)(b)	03/25/2060	16,719,153
4,738,198	CSMC Trust, Series 2021-NQM1-A2	0.99	% (a)(b)	05/25/2065	4,726,793
7,896,997	CSMC Trust, Series 2021-NQM1-A3	1.20	% (a)(b)	05/25/2065	7,885,533
6,214,552	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (a)(b)	05/25/2065	6,297,516
2,124,833	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	2.96	% (b)	08/25/2037	1,098,326
3,986,194	GCAT LLC, Series 2019-NQM1-A1	2.99	% (a)(f)	02/25/2059	4,005,074

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,595,865	GCAT LLC, Series 2020-2-A1	3.72	% (a)(f)	06/25/2025	1,602,120
5,978,923	GCAT LLC, Series 2020-3-A1	2.98	% (a)(f)	09/25/2025	6,038,345
13,558,066	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (a)(b)	01/25/2059	13,755,368
2,910,654	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	2,172,716
711,381	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.78	% (b)	11/25/2035	688,781
27,851,884	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.93	% (a)	12/17/2036	27,918,807
17,216,870	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	0.78	% (a)	03/17/2037	17,258,394
59,230	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	60,144
1,564	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	1,566
5,209	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	5,251
21,857,358	Legacy Mortgage Asset Trust 2019-GS7, Series 2019-GS7-A1	3.25	% (a)(f)	11/25/2059	22,006,113
21,803,716	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00	% (a)(f)	01/25/2059	21,880,048
24,840,702	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75	% (a)(f)	04/25/2059	25,072,153
11,599,051	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44	% (a)(f)	05/25/2059	11,633,559
9,096,631	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(f)	05/25/2059	9,140,346
25,136,645	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (a)(f)	06/25/2059	25,235,015
6,136,502	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (a)(f)	02/25/2060	6,182,385
41,554,004	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25	% (a)	06/25/2060	42,399,474
6,772,804	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(f)	01/25/2060	6,837,154
14,855,959	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (a)(f)	04/25/2061	14,885,952
24,738,241	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(f)	07/25/2061	24,701,102
26,777,665	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (a)(b)	09/25/2060	27,001,420
20,800,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (a)(b)	09/25/2026	20,788,504
2,327,397	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.50	% (b)	04/25/2036	1,675,728
1,216,317	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.17	% (b)	11/25/2035	1,215,970
5,307,170	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(f)	03/25/2060	5,313,159
8,971,159	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (a)(b)	01/25/2061	9,117,631
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	7,111
5,374,158	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61	% (a)	05/25/2023	5,390,702
20,646,254	New Residential Mortgage Loan Trust, Series 2020-RPL2-A1	3.58	% (a)(b)	08/25/2025	21,060,539
20,923,116	New York Mortgage Trust, Series 2020-SP1-A1	3.96	% (a)	06/25/2025	21,027,313
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (a)(f)	05/25/2026	24,996,255
473,840	Oaktown Ltd., Series 2019-1A-M1A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.49	% (a)	07/25/2029	474,566
2,553,386	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	0.74	% (a)	06/25/2057	2,558,551
7,908,328	OSAT Trust, Series 2020-RPL1-A1	3.07	% (a)(f)	12/26/2059	7,976,423
17,234,766	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(f)	09/27/2060	17,248,192
5,284,000	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(f)	06/27/2060	5,317,020
30,000,000	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(f)	02/25/2061	30,195,780
26,644,056	PRPM LLC, Series 2020-1A-A1	2.98	% (a)(f)	02/25/2025	26,789,498
37,842,586	PRPM LLC, Series 2020-3-A1	2.86	% (a)(f)	09/25/2025	38,081,362
10,125,508	PRPM LLC, Series 2020-4-A1	2.95	% (a)(f)	10/25/2025	10,178,450
594,402	PRPM LLC, Series 2020-5-A1	3.10	% (a)(f)	11/25/2025	598,878
22,627,247	PRPM LLC, Series 2021-1-A1	2.12	% (a)(b)	01/25/2026	22,690,753
18,821,580	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	18,873,885

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,490,982	PRPM LLC, Series 2021-3-A1	1.87	% (a)(f)	04/25/2026	16,588,414
20,942,175	PRPM LLC, Series 2021-4-A1	1.87	% (a)(f)	04/25/2026	20,932,213
10,000,000	PRPM LLC, Series 2021-5-A1	1.79	% (a)(f)	06/25/2026	10,062,030
2,653,210	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.29	% (a)	06/25/2029	2,653,319
5,205,793	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		03/25/2036	4,993,827
2,153,806	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	2,175,309
132,068	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.47	% (b)	07/25/2033	138,219
45,000,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (a)(f)	03/25/2023	45,280,989
17,876,078	VCAT LLC, Series 2020-NPL1-A1	3.67	% (a)(f)	08/25/2050	17,980,489
31,827,616	VCAT LLC, Series 2021-NPL1-A1	2.29	% (a)(f)	12/26/2050	31,942,928
10,000,000	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(f)	05/25/2051	10,027,280
4,770,849	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	4,862,762
7,715,177	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (a)(b)	05/25/2051	7,693,985
4,663,000	Vericrest Opportunity Loan Trust, Series 2021-NPL7-A1	2.12	% (a)(f)	04/25/2051	4,669,444
9,532,767	Verus Securitization Trust, Series 2020-2-A1	2.23	% (a)(b)	05/25/2060	9,621,584
7,113,429	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (a)(b)	03/25/2060	7,212,894
12,232,628	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(f)	05/25/2051	12,253,240
17,360,216	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(f)	02/27/2051	17,378,606
10,692,813	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(f)	02/27/2051	10,714,010
2,901,406	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(f)	03/27/2051	2,905,846
3,432,504	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(f)	04/25/2051	3,436,588
26,235,011	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(f)	04/25/2051	26,323,536
6,605,130	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(f)	05/25/2051	6,614,612
173,977	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.33	% (b)	12/25/2032	178,627
391,740	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	397,132

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,202,706,331)					1,207,238,434

US Corporate Bonds - 5.6%
8,190,000	AbbVie, Inc.	2.30%		11/21/2022	8,408,114
5,368,000	American Express Company (3 Month LIBOR USD + 0.65%)	0.79%		02/27/2023	5,413,087
5,486,000	American Tower Corporation	2.40%		03/15/2025	5,737,189
331,000	Amgen, Inc.	2.70%		05/01/2022	335,566
4,637,000	Amgen, Inc.	2.65%		05/11/2022	4,716,677
3,075,000	Amgen, Inc.	3.63%		05/15/2022	3,131,013
2,610,000	Anthem, Inc.	3.30%		01/15/2023	2,723,775
5,744,000	Anthem, Inc.	3.50%		08/15/2024	6,189,621
4,754,000	AT&T, Inc.	4.45%		04/01/2024	5,194,090
8,255,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.74	% (a)	05/24/2024	8,325,745
2,405,000	Atmos Energy Corporation	0.63%		03/09/2023	2,405,816
7,834,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.92%		03/05/2024	7,907,799
3,615,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.72%		04/22/2025	3,639,101
5,125,000	Boeing Company	4.51%		05/01/2023	5,465,404
2,395,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	2,395,006

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,550,000	Capital One Financial Corporation	3.20%		01/30/2023	1,614,251
3,795,000	Capital One Financial Corporation	3.90%		01/29/2024	4,097,047
6,973,000	Cardinal Health, Inc.	2.62%		06/15/2022	7,114,820
700,000	Cardinal Health, Inc.	3.08%		06/15/2024	742,953
5,395,000	Carrier Global Corporation	2.24%		02/15/2025	5,612,890
1,995,000	Cigna Corporation	0.61%		03/15/2024	1,995,020
5,360,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.16%		06/01/2024	5,444,512
5,219,000	Conagra Brands, Inc.	4.30%		05/01/2024	5,727,765
5,270,000	Dell International LLC	5.45%		06/15/2023	5,718,737
2,230,000	Dollar Tree, Inc.	3.70%		05/15/2023	2,357,273
3,195,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,529,707
620,000	DTE Energy Company	2.25%		11/01/2022	634,176
2,410,000	DTE Energy Company	2.53%		10/01/2024	2,538,607
3,005,000	DTE Energy Company	1.05%		06/01/2025	3,005,603
4,990,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	5,676,727
5,995,000	eBay, Inc.	1.40%		05/10/2026	6,018,523
6,150,000	Entergy Corporation	0.90%		09/15/2025	6,073,485
5,925,000	Equinix, Inc.	1.25%		07/15/2025	5,943,746
4,785,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	5,569,939
5,674,000	Exxon Mobil Corporation	1.57%		04/15/2023	5,801,619
4,894,000	GE Capital International Funding Company Unlimited Company	3.37%		11/15/2025	5,342,384
5,352,000	General Mills, Inc.	3.15%		12/15/2021	5,384,275
4,920,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,685,283
5,655,000	Global Payments, Inc.	1.20%		03/01/2026	5,605,536
4,917,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,336,924
4,942,000	HCA, Inc.	5.00%		03/15/2024	5,462,662
5,585,000	Hyundai Capital America	2.85	% (a)	11/01/2022	5,744,859
3,355,000	JPMorgan Chase & Company	3.90%		07/15/2025	3,712,657
1,565,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	1,599,171
5,325,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	5,331,384
5,390,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	5,563,320
5,602,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	6,078,117
1,710,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	1,714,119
5,290,000	McDonald’s Corporation	2.63%		01/15/2022	5,358,720
5,600,000	Microchip Technology, Inc.	0.97	% (a)	02/15/2024	5,599,552
3,290,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.11%		07/22/2022	3,291,710
6,020,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,018,146
1,955,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	1,959,556
5,388,000	Mosaic Company	4.25%		11/15/2023	5,788,753
4,170,000	NextEra Energy Capital Holdings, Inc.	0.65%		03/01/2023	4,188,033
5,469,000	Northrop Grumman Corporation	2.93%		01/15/2025	5,833,406
5,760,000	NVIDIA Corporation	0.58%		06/14/2024	5,762,979
1,625,000	Omnicom Group, Inc.	3.65%		11/01/2024	1,765,431
5,340,000	Pacific Gas and Electric Company	1.75%		06/16/2022	5,338,110
5,440,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	5,727,275
5,520,000	PepsiCo, Inc.	0.75%		05/01/2023	5,569,379

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
332,000	Phillips 66	3.85%		04/09/2025	365,619
2,265,000	Phillips 66	1.30%		02/15/2026	2,265,431
270,000	Pioneer Natural Resources Company	0.55%		05/15/2023	270,359
2,485,000	Pioneer Natural Resources Corporation	0.75%		01/15/2024	2,483,890
1,955,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,969,356
1,920,000	PNC Bank N.A.	3.25%		06/01/2025	2,089,010
1,905,000	PNC Funding Corporation	3.30%		03/08/2022	1,940,205
3,045,000	Prudential Financial, Inc.	3.50%		05/15/2024	3,298,632
5,726,000	PSEG Power LLC	3.85%		06/01/2023	6,081,800
5,535,000	Republic Services, Inc.	2.50%		08/15/2024	5,812,599
5,615,000	Royalty Pharma PLC	0.75	% (a)	09/02/2023	5,634,186
5,115,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	5,508,463
5,335,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	5,585,500
5,080,000	Simon Property Group LP	2.00%		09/13/2024	5,265,052
5,950,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	5,974,941
5,445,000	Southwest Airlines Company	4.75%		05/04/2023	5,842,932
1,535,000	Synchrony Financial	2.85%		07/25/2022	1,571,551
1,243,000	Synchrony Financial	4.25%		08/15/2024	1,358,934
5,225,000	Sysco Corporation	5.65%		04/01/2025	6,056,179
2,055,000	Target Corporation	2.90%		01/15/2022	2,085,097
3,275,000	Target Corporation	2.25%		04/15/2025	3,442,056
8,555,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45%		06/09/2025	8,572,994
2,940,000	Union Pacific Corporation	3.15%		03/01/2024	3,138,381
650,000	Union Pacific Corporation	3.75%		03/15/2024	698,207
3,315,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	3,311,645
2,655,000	Valero Energy Corporation	1.20%		03/15/2024	2,679,625
5,285,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	5,453,539
1,640,000	Viatris, Inc.	1.13	% (a)	06/22/2022	1,652,184
5,130,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	5,241,145
5,015,000	Welltower, Inc.	3.63%		03/15/2024	5,379,914
5,770,000	Western Union Company	1.35%		03/15/2026	5,736,530
2,205,000	Williams Companies, Inc.	4.30%		03/04/2024	2,396,405
2,545,000	Williams Companies, Inc.	4.55%		06/24/2024	2,804,774

Total US Corporate Bonds (Cost $400,962,452)					403,934,279

US Government and Agency Mortgage Backed Obligations - 5.7%
116,269,157	Federal Home Loan Mortgage Corporation, Pass-Thru, Series K722-X1	1.44	% (b)(e)	03/25/2023	1,833,960
940,082	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.66% Cap)	2.05%		05/01/2045	980,810
168,242	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	187,432
17,991,554	Federal Home Loan Mortgage Corporation, Pool RB5085	2.00%		11/01/2040	18,301,218
29,109,175	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%		03/01/2036	29,488,118
12,799,918	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%		05/01/2036	13,252,401
19,284	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	20,838

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
385,292	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	388,575
1,955,823	Federal Home Loan Mortgage Corporation, Series 4203-NB	2.00%		10/15/2040	1,986,558
9,412,611	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	9,611,607
6,104,128	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	6,254,495
11,574,305	Federal Home Loan Mortgage Corporation, Series 4896-CG	3.50%		04/15/2049	12,119,522
9,256,659	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	9,505,446
33,976	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	35,723
2,243,146	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.39% Cap)	2.24%		11/01/2042	2,363,438
1,189,780	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	1,261,521
2,790,940	Federal National Mortgage Association, Pool AL9932	3.04	% (b)	01/01/2024	2,953,403
2,002,039	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.42% Cap)	1.98%		12/01/2045	2,086,742
9,166,000	Federal National Mortgage Association, Pool BL0606	3.85%		11/01/2028	10,256,457
1,540,176	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.20%		05/01/2045	1,614,506
47,625,644	Federal National Mortgage Association, Pool FM5470	2.00%		01/01/2036	49,224,465
18,919,035	Federal National Mortgage Association, Pool MA4176	2.00%		11/01/2040	19,255,888
68,116	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	75,394
10,081,131	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	10,465,924
12,629,768	Federal National Mortgage Association, Series 2020-59-MK	3.00%		08/25/2040	13,315,133
12,737,576	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (b)	11/25/2030	12,783,857
19,513,762	Federal National Mortgage Association, Series 2020-M55-A1	1.75	% (b)	12/25/2032	20,120,581
19,998,901	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	20,450,584
19,393,737	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	19,915,751
28,568,100	Federal National Mortgage Association, Series 2021-M10-A1	1.63	% (b)	04/25/2033	29,280,180
9,956,269	Federal National Mortgage Association, Series 2021-M5-A1	1.51	% (b)	01/25/2033	10,117,499
42,292,789	Federal National Mortgage Association, Series 2021-M6-A1	1.53	% (b)	03/25/2033	42,994,540
28,103,495	Federal National Mortgage Association, Series 2021-M7-A1	1.78	% (b)	03/25/2031	28,967,081
13,933,466	Federal National Mortgage Association, Series 4911-MB	3.00%		09/25/2049	14,537,058

Total US Government and Agency Mortgage Backed Obligations (Cost $415,817,380)					416,006,705

US Government and Agency Obligations - 7.6%
100,700,000	United States Treasury Notes	0.38%		03/31/2022	100,924,057
112,200,000	United States Treasury Notes	0.13%		11/30/2022	112,147,406
140,400,000	United States Treasury Notes	0.13%		05/15/2023	140,155,945
118,100,000	United States Treasury Notes	0.13%		12/15/2023	117,500,274
83,900,000	United States Treasury Notes	0.25%		06/15/2024	83,392,012

Total US Government and Agency Obligations (Cost $554,635,449)					554,119,694

Common Stocks - 0.0%
89,329	Frontera Energy Corporation				553,839

Total Common Stocks (Cost $8,231,569)					553,839

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 5.9%
143,139,795	First American Government Obligations Fund - Class U	0.03	% (g)		143,139,795
143,139,796	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (g)		143,139,796
143,139,795	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (g)		143,139,795

Total Short Term Investments (Cost $429,419,386)					429,419,386

Total Investments - 99.9% (Cost $7,313,077,356)					7,267,526,762
Other Assets in Excess of Liabilities - 0.1%					10,058,526

NET ASSETS - 100.0%					$7,277,585,288

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Perpetual Maturity

(e)	Interest only security

(f)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(g)	Seven-day yield as of period end

(h)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	16.6%
Collateralized Loan Obligations	16.5%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
Foreign Corporate Bonds	11.9%
Asset Backed Obligations	8.3%
US Government and Agency Obligations	7.6%
Short Term Investments	5.9%
US Government and Agency Mortgage Backed Obligations	5.7%
US Corporate Bonds	5.6%
Bank Loans	5.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Common Stocks	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	16.6%
Collateralized Loan Obligations	16.5%
Non-Agency Commercial Mortgage Backed Obligations	15.3%
Asset Backed Obligations	8.3%
US Government and Agency Obligations	7.6%
Banking	6.0%
Short Term Investments	5.9%
US Government and Agency Mortgage Backed Obligations	5.7%
Utilities	2.6%
Energy	1.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Telecommunications	1.1%
Pharmaceuticals	1.0%
Transportation	1.0%
Healthcare	0.9%
Technology	0.9%
Business Equipment and Services	0.9%
Media	0.8%
Chemicals/Plastics	0.6%
Food Products	0.5%
Electronics/Electric	0.5%
Food Service	0.4%
Finance	0.4%
Containers and Glass Products	0.3%
Insurance	0.3%
Building and Development (including Steel/Metals)	0.3%
Automotive	0.2%
Aerospace & Defense	0.2%
Chemical Products	0.2%
Industrial Equipment	0.2%
Conglomerates	0.2%
Commercial Services	0.2%
Retailers (other than Food/Drug)	0.2%
Real Estate	0.1%
Mining	0.1%
Leisure	0.1%
Financial Intermediaries	0.1%
Beverage and Tobacco	0.1%
Environmental Control	0.1%
Diversified Manufacturing	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Consumer Products	0.0%	(i)
Construction	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

(i)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.